Interests in Resource Properties (Tables)	12 Months Ended
Dec. 31, 2019
Interests in Resource Properties
Schedule of components of interests in resource properties

	2019	2018
Interest in an iron ore mine	$216,575	$218,203
Hydrocarbon development and production assets	36,488	38,040
Exploration and evaluation assets – hydrocarbon probable reserves	12,367	12,367
Exploration and evaluation assets – hydrocarbon undeveloped lands	4,640	4,640
	$270,070	$273,250

Schedule of movements in interest in resource properties

The movements in the interest in an iron ore mine and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2019 were as follows:

	Opening	Decommissioning	Ending
Costs	balance	obligations	balance
Interest in an iron ore mine	$218,203	$—	$218,203
Hydrocarbon development and production assets	45,533	1,167	46,700
	$263,736	$1,167	$264,903

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Interest in an iron ore mine	$—	$1,628	$1,628
Hydrocarbon development and production assets	7,493	2,719	10,212
	7,493	$4,347	11,840
Net book value	$256,243		$253,063

The movements in the interest in an iron ore mine and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2018 were as follows:

			Reversal of
	Opening	Decommissioning	impairment	Ending
Costs	balance	obligations	losses	balance
Interest in an iron ore mine	$30,000	$—	$188,203	$218,203
Hydrocarbon development and production assets	45,871	(338)	—	45,533
	$75,871	$(338)	$188,203	$263,736

			Reversal of
	Opening		impairment	Ending
Accumulated depreciation	balance	Additions	losses	balance
Interest in an iron ore mine	$—	$—	$—	$—
Hydrocarbon development and production assets	5,022	2,471	—	7,493
	5,022	$2,471	$—	7,493
Net book value	$70,849			$256,243

Schedule of movements in exploration and evaluation assets

	2019		2018
	Probable	Undeveloped	Probable	Undeveloped
	reserves	lands	reserves	lands
Balance, beginning of year	$12,367	$4,640	$12,367	$9,335
Additions	—	—	—	—
Disposal	—	—	—	(4,695)
Balance, end of year	$12,367	$4,640	$12,367	$4,640